Fees and Expenses - Dunham Real Estate Stock Fund	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 113 of the Fund’s Prospectus and in How to Buy and Sell Shares on page 86 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	0.75%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses:
Dividend Expense	0.03%	0.03%	0.03%
Remaining Other Expenses	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses	1.80%	2.55%	1.55%

(1)	(Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective October 1, 2025. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.05% to 0.85%, based on the Fund’s performance relative to the Dow Jones Global Select REIT Total Return Net Index.

The table under the sub-heading “Example” that describes the costs of investing in shares of the Fund on page 62 of the Prospectus and page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Expense Example, With Redemption [Table]
Class	1 Year	3 Years	5 Years	10 Years
Class A	$740	$1,086	$1,455	$2,488
Class C	$250	$770	$1,316	$2,806
Class N	$150	$465	$803	$1,757

The information under the heading “Principal Investment Strategies” beginning on page 63 of the Prospectus and on page 2 of the Summary Prospectus is deleted in its entirety and replaced with the following: